Portfolio of Investments	June 30, 2025 (Unaudited)
Mindful Conservative ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 98.2%
68,202	Fidelity Corporate Bond ETF	3,226,637
45,002	Goldman Sachs Access Treasury 0-1 Year ETF	4,506,950
14,548	iShares 0-3 Month Treasury Bond ETF	1,464,838
22,510	iShares 0-5 Year TIPS Bond ETF	2,316,504
20,002	iShares Convertible Bond ETF	1,802,180
25,402	iShares Core 60/40 Balanced Allocation ETF	1,564,001
14,199	iShares MSCI USA Min Vol Factor ETF	1,332,860
7,315	iShares MSCI USA Quality Factor ETF	1,337,328
3,574	iShares S&P 100 ETF	1,087,747
12,988	iShares Treasury Floating Rate Bond ETF	657,842
38,372	SPDR Bloomberg 1-3 Month T-Bill ETF	3,519,864
19,130	SPDR Bloomberg Convertible Securities ETF	1,581,286
35,786	SPDR SSgA Income Allocation ETF	1,156,564
55,795	SPDR SSgA Multi-Asset Real Return ETF	1,623,077
64,780	Strategy Shares NASDAQ 7 HANDL ETF	1,403,135
13,858	Vanguard Short-Term Corporate Bond ETF	1,101,711
57,038	WisdomTree Floating Rate Treasury Fund ETF	2,869,582
Total Exchange-Traded Funds (Cost $31,925,224)		32,552,106

Total Investments — 98.2% (Cost $31,925,224)		32,552,106
Other Assets in Excess of Liabilities — 1.8%		594,222
Net Assets — 100.0%		33,146,328

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts
SSgA — State Street Global Advisors
TIPS — Treasury Inflation-Protected Security

Portfolio of Investments	June 30, 2025 (Unaudited)
Adaptive Core ETF

Shares		Fair Value ($)

Common Stocks — 79.2%
Communication Services — 2.4%
1,312	T-Mobile US, Inc.	312,597
Consumer Discretionary — 1.9%
1,150	Amazon.com, Inc.(a)	252,299
Financials — 11.0%
3,192	Arch Capital Group, Ltd.	290,632
176	First Citizens BancShares, Inc., Class A	344,339
2,654	Intercontinental Exchange, Inc.	486,929
4,235	WR Berkley Corp.	311,145
		1,433,045
Health Care — 12.0%
1,659	AbbVie, Inc.	307,944
975	Cencora, Inc.	292,354
397	Eli Lilly & Co.	309,473
537	IDEXX Laboratories, Inc.(a)	288,014
1,243	Molina Healthcare, Inc.(a)	370,290
		1,568,075
Industrials — 24.5%
4,337	Carrier Global Corp.	317,425
1,134	Eaton Corp. PLC	404,827
920	Equifax, Inc.	238,620
1,296	HEICO Corp.	425,088
2,180	Howmet Aerospace, Inc.	405,763
1,442	L3Harris Technologies, Inc.	361,711
856	Quanta Services, Inc.	323,637
690	Trane Technologies PLC	301,813
3,103	Vertiv Holdings Co., Class A	398,456
		3,177,340
Information Technology — 22.0%
5,079	Amphenol Corp., Class A	501,551
1,431	Broadcom, Inc.	394,455
422	Intuit, Inc.	332,380
1,936	Keysight Technologies, Inc.(a)	317,233
3,278	Micron Technology, Inc.	404,013
1,902	NVIDIA Corp.	300,497
557	Roper Technologies, Inc.	315,730
906	Zscaler, Inc.(a)	284,430
		2,850,289
Real Estate — 2.1%
2,602	Iron Mountain, Inc.	266,887
Utilities — 3.3%
1,323	Constellation Energy Corp.	427,012
Total Common Stocks (Cost $9,363,954)		10,287,544

Exchange-Traded Funds — 18.2%
5,844	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	416,443
8,079	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	420,916
972	iShares Russell 1000 Growth ETF	412,692
10,936	JPMorgan Ultra-Short Income ETF	554,236
6,049	SPDR Bloomberg 1-3 Month T-Bill ETF	554,875
Total Exchange-Traded Funds (Cost $2,110,455)		2,359,162

Total Investments — 97.4% (Cost $11,474,409)		12,646,706
Other Assets in Excess of Liabilities — 2.6%		338,503
Net Assets — 100.0%		12,985,209

(a)	Non-income producing security

ETF — Exchange-Traded Fund
PLC — Public Limited Company
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2025 (Unaudited)
Mohr Sector Nav ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 97.1%
17,520	Communication Services Select Sector SPDR Fund ETF	1,901,446
12,506	Health Care Select Sector SPDR Fund ETF	1,685,684
20,261	SPDR S&P 500 ETF Trust(a)	12,518,258
9,707	Technology Select Sector SPDR Fund	2,458,104
8,124	Vanguard Industrials ETF	2,275,289
2,843	Vanguard Information Technology ETF	1,885,705
Total Exchange-Traded Funds (Cost $21,153,658)		22,724,486

Total Investments — 97.1% (Cost $21,153,658)		22,724,486
Other Assets in Excess of Liabilities — 2.9%		669,643
Net Assets — 100.0%		23,394,129

(a)	As of June 30, 2025, investment is 53.5% of the Fund’s net assets.

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2025 (Unaudited)
Mohr Company Nav ETF

Shares		Fair Value ($)

Common Stocks — 98.0%
Communication Services — 10.5%
4,995	Alphabet, Inc., Class A	880,269
1,347	Meta Platforms, Inc., Class A	994,207
851	Netflix, Inc.(a)	1,139,600
5,119	TKO Group Holdings, Inc.	931,402
		3,945,478
Consumer Discretionary — 15.7%
23,619	Chewy, Inc., Class A(a)	1,006,642
3,783	Darden Restaurants, Inc.	824,580
1,887	Duolingo, Inc.(a)	773,708
4,757	Expedia Group, Inc.	802,411
2,799	Lululemon Athletica, Inc.(a)	664,986
10,981	Tapestry, Inc.	964,242
4,932	Williams-Sonoma, Inc.	805,741
		5,842,310
Energy — 2.0%
42,002	Energy Transfer LP	761,496
Financials — 5.0%
2,334	LPL Financial Holdings, Inc.	875,180
23,011	Toast, Inc., Class A(a)	1,019,157
		1,894,337
Health Care — 2.5%
5,489	Natera, Inc. (a)	927,312
Industrials — 16.0%
885	Axon Enterprise, Inc.(a)	732,727
1,360	Comfort Systems USA, Inc.	729,246
1,503	Curtiss-Wright Corp.	734,291
2,506	GE Vernova, Inc.	1,326,050
3,896	Howmet Aerospace, Inc.	725,162
11,679	United Airlines Holdings, Inc.(a)	929,999
6,031	Vertiv Holdings Co., Class A	774,441
		5,951,916
Information Technology — 39.3%
9,630	Amphenol Corp., Class A	950,963
10,102	Arista Networks, Inc.(a)	1,033,536
3,693	Atlassian Corp., Class A(a)	750,011
4,715	Broadcom, Inc.	1,299,689
6,886	Cloudflare, Inc., Class A(a)	1,348,485
9,624	Docusign, Inc.(a)	749,613
2,923	F5, Inc.(a)	860,297
4,349	GoDaddy, Inc., Class A(a)	783,081
1,364	HubSpot, Inc.(a)	759,243
5,759	Jabil, Inc.	1,256,037
10,854	Marvell Technology, Inc.	840,100
17,379	Pure Storage, Inc., Class A(a)	1,000,683
7,976	Twilio, Inc., Class A(a)	991,895
2,495	Ubiquiti, Inc.	1,027,067
3,305	Zscaler, Inc.(a)	1,037,572
		14,688,272
Utilities — 7.0%
2,111	Constellation Energy Corp.	681,346
4,212	NRG Energy, Inc.	676,363
6,544	Vistra Corp.	1,268,293
		2,626,002

Portfolio of Investments (Continued)	June 30, 2025 (Unaudited)
Mohr Company Nav ETF

Shares	Fair Value ($)

Utilities — 7.0% (continued)
Total Common Stocks (Cost $34,545,433)	36,637,123

Total Investments — 98.0% (Cost $34,545,433)	36,637,123
Other Assets in Excess of Liabilities — 2.0%	749,925
Net Assets — 100.0%	37,387,048

(a)	Non-income producing security

LP — Limited Partnership